KEY MANAGEMENT COMPENSATION - Disclosure of detailed information about management compensation (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Key Management Compensation [Abstract]
Salaries and director fees	$ 4,134,306	$ 1,712,067
Share-based payments	2,310,875	1,417,844
KEY MANAGEMENT COMPENSATION	$ 6,445,181	$ 3,129,911